Non-Controlling Interest (Details)	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2024 shares	Mar. 31, 2024 shares	Feb. 29, 2024 shares	May 31, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2023
Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement					5,755,757	3,679,669
Vested (in shares)	237,420	518,721	276,425	276,425	1,227,778
Seaport | Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement					3,450,000
Common | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					11.70%		11.70%
Common | Follica
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					19.90%		19.90%
Common | Seaport
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests					56.40%
Number of shares issued (in shares)					950,000